Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO[1] $	Compensation Actually Paid to PEO[2] $	Average Summary Compensation Table Total for Non-PEO NEOs[3] $	Average Compensation Actually Paid to Non-PEO NEOs[4] $	Value of Initial Fixed $100 Investment Based On:		GAAP Net Income[7] $ (Millions)	Company Selected Measure:

					Company Total Shareholder Return[5] $	Peer Group Total Shareholder Return[6] $		Adjusted EBITDA[8] $( Millions)

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	5,179,179	17,470,915	1,593,786	3,902,904	95	84	(4)	210
2024	8,702,693	3,530,059	2,268,299	1,410,228	39	69	(79)	181
2023	7,634,186	11,439,878	1,941,477	2,570,224	56	87	(202)	180
2022	4,707,758	1,890,963	1,349,459	924,716	26	82	(215)	43
2021	5,087,944	1,178,083	1,208,695	567,824	65	121	(323)	(8)

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	The amounts shown in column (b) represent total compensation amount for the principal executive officer (“PEO”), Mr. Edwards, for each respective year as reflected in column (j) of the Summary Compensation Table ("SCT Compensation").

[3]The amounts shown in column (d) represent, for each respective year, the average of the total compensation amounts for all NEOs other than the PEO, as reflected in column (j) of the applicable Summary Compensation Table. See details in the table for footnote
2.
The non-PEO NEOs for each respective year, are as follows:

2025	2024	2023	2022	2021

Mr. Jonathan P. Banas	Mr. Jonathan P. Banas	Mr. Jonathan P. Banas	Mr. Jonathan P. Banas	Mr. Jonathan P. Banas
Mr. Patrick R. Clark	Mr. Patrick R. Clark	Mr. Patrick R. Clark	Mr. Patrick R. Clark	Mr. D. William Pumphrey, Jr.
Mr. Christopher E. Couch	Mr. Christopher E. Couch	Mr. Christopher E. Couch	Mr. Christopher E. Couch	Mr. Christopher E. Couch
Mr. Larry E. Ott	Ms. MaryAnn P. Kanary	Mr. Larry E. Ott	Ms. Joanna M. Totsky	Ms. Joanna M. Totsky

Peer Group Issuers, Footnote	[6]The amounts shown in column (g) represent the Total Shareholder Return or cumulative growth of a hypothetical $100 investment made as of December 31, 2020 in the Standard & Poor's Supercomposite Auto Parts & Equipment Index, which we also use for purposes of the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31,
2025, reflected as of the end of each respective year and inclusive of the reinvestment of all dividends, where applicable.

PEO Total Compensation Amount	$ 5,179,179	$ 8,702,693	$ 7,634,186	$ 4,707,758	$ 5,087,944
PEO Actually Paid Compensation Amount	$ 17,470,915	3,530,059	11,439,878	1,890,963	1,178,083
Adjustment To PEO Compensation, Footnote	The amounts shown in column (c) represent, for each respective year, the PEO's SCT Compensation, reduced by the grant date fair value of equity-based compensation for the PEO as reported in the applicable Summary Compensation Table; and increased (or decreased, as applicable) by the change in value of equity awards for the PEO during the year (as of year-end, or upon vesting or forfeiture, if earlier).  Mr. Jeffrey Edwards served as the PEO for years 2021 through 2025.
Mr. Edwards does not have a defined benefit pension; thus, the amounts in column (c) are not reflective of any adjustment associated with pension benefits or costs.

		PEO					Other Non-PEO NEOs (average)
		2025	2024	2023	2022	2021	2025	2024	2023	2022	2021
		$	$	$	$	$	$	$	$	$	$
Summary Compensation Table (SCT) Total Compensation	(a)	5,179,179	8,702,693	7,634,186	4,707,758	5,087,944	1,593,786	2,268,299	1,941,477	1,349,459	1,208,695
SCT Change in Pension Value	(b)	—	—	—	—	—			—	—	—
CAP Pension Service Cost	(c)	—	—	—	—	—			—	—	—
SCT Stock and Option Awards Value	(d)	2,164,353	6,032,596	4,751,899	2,689,813	3,878,199	437,138	1,220,438	792,526	426,497	599,125
Fair Value as of Year- End of Equity Awards Granted during the Year	(e)	4,931,000	3,034,128	6,062,451	1,215,173	963,615	995,923	613,827	1,050,723	192,676	120,928
Fair value as of Vest Date of Equity Awards Granted during the Year	(f)	—	—	—	—	—			—	—	12,889
Increase (Decrease) from Prior Year-End in Fair Value of Awards That Vested During the Year	(g)	1,688,264	(532,212)	754,892	(253,996)	104,808	295,717	(90,701)	104,110	(42,014)	(17,898)
Year-over-Year Increase (Decrease) in Fair Value of Unvested Awards Granted in Prior Years	(h)	7,836,825	(1,641,955)	1,740,247	(1,088,159)	(1,100,085)	1,454,616	(160,759)	266,440	(148,908)	(106,829)
Fair Value at the End of the Prior Year of Awards that Failed to Meet Vesting Conditions in the Year	(i)	—	—	—	—	—	—	—	—	—	50,836
Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value of Total	(j)	—	—	—	—	—	—	—	—	—	—
Compensation Actually Paid (CAP) (k) = (a) - (b) + (c) – (d) + (e) + (f) + (g) + (h) - (i) + (j)	(k)	17,470,915	3,530,059	11,439,878	1,890,963	1,178,083	3,902,904	1,410,228	2,570,224	924,716	567,824

Non-PEO NEO Average Total Compensation Amount	$ 1,593,786	2,268,299	1,941,477	1,349,459	1,208,695
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,902,904	1,410,228	2,570,224	924,716	567,824
Adjustment to Non-PEO NEO Compensation Footnote

		PEO					Other Non-PEO NEOs (average)
		2025	2024	2023	2022	2021	2025	2024	2023	2022	2021
		$	$	$	$	$	$	$	$	$	$
Summary Compensation Table (SCT) Total Compensation	(a)	5,179,179	8,702,693	7,634,186	4,707,758	5,087,944	1,593,786	2,268,299	1,941,477	1,349,459	1,208,695
SCT Change in Pension Value	(b)	—	—	—	—	—			—	—	—
CAP Pension Service Cost	(c)	—	—	—	—	—			—	—	—
SCT Stock and Option Awards Value	(d)	2,164,353	6,032,596	4,751,899	2,689,813	3,878,199	437,138	1,220,438	792,526	426,497	599,125
Fair Value as of Year- End of Equity Awards Granted during the Year	(e)	4,931,000	3,034,128	6,062,451	1,215,173	963,615	995,923	613,827	1,050,723	192,676	120,928
Fair value as of Vest Date of Equity Awards Granted during the Year	(f)	—	—	—	—	—			—	—	12,889
Increase (Decrease) from Prior Year-End in Fair Value of Awards That Vested During the Year	(g)	1,688,264	(532,212)	754,892	(253,996)	104,808	295,717	(90,701)	104,110	(42,014)	(17,898)
Year-over-Year Increase (Decrease) in Fair Value of Unvested Awards Granted in Prior Years	(h)	7,836,825	(1,641,955)	1,740,247	(1,088,159)	(1,100,085)	1,454,616	(160,759)	266,440	(148,908)	(106,829)
Fair Value at the End of the Prior Year of Awards that Failed to Meet Vesting Conditions in the Year	(i)	—	—	—	—	—	—	—	—	—	50,836
Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value of Total	(j)	—	—	—	—	—	—	—	—	—	—
Compensation Actually Paid (CAP) (k) = (a) - (b) + (c) – (d) + (e) + (f) + (g) + (h) - (i) + (j)	(k)	17,470,915	3,530,059	11,439,878	1,890,963	1,178,083	3,902,904	1,410,228	2,570,224	924,716	567,824
The amounts shown in column (e) represent the average, for each respective year, of the CAP for all non-PEO NEOs, equal to SCT
Compensation, reduced by the grant date fair value of equity-based compensation as reported in the applicable Summary Compensation
Table and the change in pension value as reported in the applicable Summary Compensation Table; and increased (or decreased, as applicable) by the change in value of equity-based awards during the year (as of year-end, or upon vesting or forfeiture, if earlier) and the pension service cost (and prior service cost, if applicable) associated with any applicable defined benefit pension benefit.  See details in the table for footnote 2.
For 2021, 2022, 2024 and 2025, no non-PEO NEOs had a defined benefit pension; thus, there was no impact on the calculation of CAP.
For 2023, Mr. Clark was the only NEO with a defined benefit pension; however, both the change in his pension value as reported in the
Summary Compensation Table and the combined service and prior service costs for 2023 associated with his pension benefit were zero, having no impact on the calculation of his CAP.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

•	Adjusted Earnings Before Interest, Taxes, Depreciation and Amortization (Adjusted EBITDA)[1]
•	Free Cash Flow[2]
•	Return on Invested Capital (ROIC)

Total Shareholder Return Amount	$ 95	39	56	26	65
Peer Group Total Shareholder Return Amount	84	69	87	82	121
Net Income (Loss)	$ (4,000,000)	$ (79,000,000)	$ (202,000,000)	$ (215,000,000)	$ (323,000,000)
Company Selected Measure Amount	210,000,000	181,000,000	180,000,000	43,000,000	(8,000,000)
PEO Name	Mr. Edwards
Additional 402(v) Disclosure	The amounts shown in column (f) represent the Company's Total Shareholder Return or cumulative growth of a hypothetical $100 investment in the Company made as of December 31, 2020, reflected as of the end of each respective year, and inclusive of the reinvestment of all dividends, where applicable.
The amounts shown in column (h) represent the Company's net income (loss) as reflected in Item 8. Financial Statements and
Supplementary Data - Consolidated Statements of Operations on page 48 in our Annual Report on Form 10-K for the fiscal year ended
December 31, 2025.

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Earnings Before Interest, Taxes, Depreciation and Amortization (Adjusted EBITDA)
Non-GAAP Measure Description	[8]For purposes of Item 401(v) of Regulation S-K, we have identified Adjusted EBITDA as our Company-Selected Measure, as described under “Annual Incentive Award” in the Executive Compensation Components section of the Compensation Discussion and Analysis.
Additional information regarding the Adjusted EBITDA measure is also provided with the Financial Performance Measures list below.
[1]Adjusted EBITDA is defined as net income (loss) plus income tax expense (benefit), interest expense, net of interest income, depreciation and amortization (or “EBITDA”), as adjusted for items that management does not consider to be reflective of our core operating performance (including, but not limited to, restructuring costs, impairment charges, non-cash fair value adjustments and acquisition-
related costs).  Adjusted EBITDA is deemed by the Compensation Committee to be an appropriate objective measurement of the financial performance of the Company because it is an indicator of our strategy to achieve sustained profitable growth and align executive compensation with the interests of our stockholders over the long term. Further information regarding Adjusted EBITDA, including a description of the use of Adjusted EBITDA for NEO performance-based compensation for the most recently completed fiscal year is included under “Annual Incentive Award” under the Executive Compensation Components section.

Measure:: 2
Pay vs Performance Disclosure
Name	Free Cash Flow
Non-GAAP Measure Description	[2]Free Cash Flow (FCF) is a non-GAAP financial measure defined as net cash provided by operating activities minus capital expenditures.
During the most recently completed fiscal year, FCF was used as a financial measure within our annual incentive compensation programs for NEOs, designed to motivate leadership to execute our long-term growth strategy while delivering consistently strong financial results.
A description of the use of FCF as a metric for NEO performance-based compensation for the most recently completed fiscal year is included under “Annual Incentive Award” under the Executive Compensation Components section..

Measure:: 3
Pay vs Performance Disclosure
Name	Return on Invested Capital (ROIC)
Non-GAAP Measure Description	[3]Return on Invested Capital (ROIC) is a non-GAAP financial measure defined as net operating profit after tax (NOPAT) plus joint venture earnings, including restructuring, divided by the five-quarter average of:  (i) net working capital (the sum of net receivables, net inventory, and minimum cash minus current liabilities); plus (ii) net property, plant and equipment (PPE), joint venture investments and goodwill and intangibles. During the most recently completed fiscal year, ROIC was used as a financial measure within our long-term incentive compensation programs for NEOs, designed to motivate leadership to execute our long-term growth strategy while delivering consistently strong financial results. A description of the use of ROIC as a performance metric for NEO performance-based compensation for the most recently completed fiscal year is included under “Long-Term Incentive Compensation” under the Executive Compensation Components section.

PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,164,353)	(6,032,596)	(4,751,899)	(2,689,813)	(3,878,199)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,931,000	3,034,128	6,062,451	1,215,173	963,615
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,836,825	(1,641,955)	1,740,247	(1,088,159)	(1,100,085)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,688,264	(532,212)	754,892	(253,996)	104,808
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(437,138)	(1,220,438)	(792,526)	(426,497)	(599,125)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	995,923	613,827	1,050,723	192,676	120,928
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,454,616	(160,759)	266,440	(148,908)	(106,829)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	12,889
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	295,717	(90,701)	104,110	(42,014)	(17,898)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	(50,836)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0